Financial Instruments (Details 1) - CLP ($)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 12,642,387,000	$ 8,610,275,000
Cash and cash equivalents		170,044,602,000	134,033,183,000	$ 192,554,239,000	$ 214,774,876,000
Accounts receivable - trade and other receivable (net)		289,544,204,000	284,351,930,000
Acoounts receivable from related companies		6,069,235,000	3,892,800,000
Total financial assets		478,300,428,000	430,888,188,000
Other financial liabilities		214,593,390,000	184,623,966,000
Account payable- trade and other payable		282,223,336,000	260,822,377,000
Accounts payable to related entities		10,069,043,000	9,530,071,000
Total financial liabilities		263,261,589,000	230,168,205	$ 168,118,198,000	$ 187,152,733,000
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		98,510,577,000	68,685,959,000
Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		72,782,747,000	74,086,739,000
Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		17,814,875,000	17,716,869,000
Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		10,416,675,000	11,118,676,000
Liability coverage [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		1,840,188,000
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		13,228,328,000	13,015,723,000
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,158,391,000	479,492,000
Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,565,805,000	7,821,546,000
Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		1,918,191,000	309,237,000
At book value [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		12,642,387,000	8,610,275,000
Cash and cash equivalents		170,044,602,000	134,033,183,000
Accounts receivable - trade and other receivable (net)		289,544,204,000	284,351,930,000
Acoounts receivable from related companies		6,069,235,000	3,892,800,000
Total financial assets		478,300,428,000	430,888,188,000
Other financial liabilities	[1]	214,593,390,000	184,623,966,000
Account payable- trade and other payable		282,223,336,000	260,822,377,000
Accounts payable to related entities		10,069,043,000	9,530,071,000
Total financial liabilities		506,885,769,000	454,976,414,000
At book value [Member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		98,510,577,000	68,685,959,000
At book value [Member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		72,782,747,000	74,086,739,000
At book value [Member] | Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		17,814,875,000	17,716,869,000
At book value [Member] | Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		10,416,675,000	11,118,676,000
At book value [Member] | Liability coverage [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		1,840,188,000	0
At book value [Member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		13,228,328,000	13,015,723,000
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,158,391,000	479,492,000
At book value [Member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,565,805,000	7,821,546,000
At book value [Member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		1,918,191,000	309,237,000
At fair value [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		12,642,387,000	8,610,275,000
Cash and cash equivalents		170,044,602,000	134,033,183,000
Accounts receivable - trade and other receivable (net)		289,544,204,000	284,351,930,000
Acoounts receivable from related companies		6,069,235,000	3,892,800,000
Total financial assets		478,300,428,000	430,888,188,000
Other financial liabilities	[1]	236,421,786,000	205,726,348,000
Account payable- trade and other payable		282,223,336,000	260,822,377,000
Accounts payable to related entities		10,069,043,000	9,530,071,000
Total financial liabilities		528,714,165,000	476,078,796,000
At fair value [member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		102,062,465,000	69,668,649,000
At fair value [member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		79,559,896,000	81,769,096,000
At fair value [member] | Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		29,314,234,000	30,154,204,000
At fair value [member] | Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		10,416,675,000	11,118,676,000
At fair value [member] | Liability coverage [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		1,840,188,000	0
At fair value [member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		13,228,328,000	13,015,723,000
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,158,391,000	479,492,000
At fair value [member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,565,805,000	7,821,546,000
At fair value [member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 1,918,191,000	$ 309,237,000

[1]	See Note 21 - Other financial liabilities.